UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08652

Croft Funds Corporation

(Exact name of registrant as specified in charter)

Canton House, 300 Water Street

Baltimore, Maryland 21202

(Address of principal executive offices) (Zip code)

Mr. Kent Croft

Canton House, 300 Water Street

Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 746-3322

Date of fiscal year end: April 30

Date of reporting period: July 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

	Croft Value Fund
	Schedule of Investments
	July 31, 2013 (Unaudited)

Shares/Principal		Fair Value

COMMON STOCKS - 95.04%

Agricultural - 2.00%
14,314	Monsanto Co.	$ 1,413,937
43,669	The Mosaic Co.	1,794,359
18,061	Potash Corp. of Saskatchewan, Inc.	523,769
		3,732,065
Autos & Automotive Products - 2.68%
91,864	Dana Holdings Corp.	2,007,228
76,528	Ford Motor Co.	1,291,793
28,202	Harman International Industries, Inc.	1,707,067
		5,006,088
Banks, S&L's and Brokers - 1.50%
53,661	Citigroup, Inc.	2,797,885

Building & Construction - 2.91%
33,353	Jacobs Engineering Group, Inc. *	1,974,497
36,987	Lennar Corp. Class A	1,252,750
82,947	Quanta Services, Inc. *	2,223,809
		5,451,056
Business Services - .78%
31,062	Akamai Technologies, Inc. *	1,466,126

Capital Equipment - 6.61%
35,836	Caterpillar, Inc.	2,971,163
32,556	Deere & Co.	2,704,427
40,178	Flowserve Corp.	2,277,289
27,072	United Technologies Corp.	2,857,991
62,302	Xylem, Inc.	1,553,189
		12,364,059
Chemicals - .98%
26,770	Lyondell Basell Industries NV	1,839,367

Consumer Cyclicals - .95%
13,243	Whirlpool Corp.	1,773,767

Consumer Non-Durables - 5.15%
54,836	Philip Morris International, Inc.	4,890,275
59,171	Procter & Gamble Co.	4,751,431
		9,641,706
Consumer Services - .63%
29,240	The ADT Corp.	1,171,939

Containers & Paper - 3.72%
79,740	International Paper Co.	3,852,239
114,233	Sealed Air Corp.	3,111,707
		6,963,946
Financial Services - 3.32%
79,238	Invesco Ltd.	2,550,671
48,124	PNC Financial Services Group	3,659,830
		6,210,501
Food & Drug Producers - .94%
56,341	Mondelez International, Inc.	1,761,783

Forest Products - 3.91%
56,014	Plum Creek Timber Co., Inc.	2,732,363
161,010	Weyerhaeuser Co.	4,572,684
		7,305,047
Healthcare - 4.86%
21,932	Edwards Lifesciences Corp. *	1,565,506
46,351	Express Scripts Holding Co. *	3,038,308
66,442	Hologic, Inc. *	1,508,233
40,809	Unitedhealth Group, Inc.	2,972,936
		9,084,983
Industrial Goods - 1.58%
9,343	ABB Ltd. ADR	205,920
75,032	Allegheny Technologies, Inc.	2,068,632
4,916	Valmont Industries, Inc.	686,470
		2,961,022
Insurance Agents & Brokers - 1.55%
69,077	Marsh & McLennan Companies, Inc.	2,892,254

International Oil & Gas - .36%
9,827	Royal Dutch Shell Plc. ADR Class A	671,675

Life Insurance - 5.20%
100,057	MetLife, Inc.	4,844,760
61,737	Prudential Financial, Inc.	4,875,371
		9,720,131
Media & Entertainment - 2.91%
78,276	Arris Group, Inc. *	1,177,271
135,927	News Corp. Class A *	2,165,309
70,276	Twenty-First Century Fox, Inc.	2,099,847
		5,442,427
Metals & Mining - 1.66%
83,029	Freeport McMoran Copper & Gold, Inc.	2,348,060
90,993	Pretium Resources, Inc. *	765,138
		3,113,198
Multi-Industry - 4.36%
184,454	General Electric Co.	4,495,144
26,573	Honeywell International, Inc.	2,205,028
41,992	Tyco International, Inc.	1,461,741
		8,161,913
Natural Gas - 7.86%
24,594	Apache Corp.	1,973,669
38,615	Devon Energy Corp.	2,124,211
29,153	National Fuel Gas Co.	1,889,989
81,368	QEP Resources, Inc.	2,480,910
61,991	Southwestern Energy Co. *	2,404,631
111,964	Williams Companies, Inc.	3,825,810
		14,699,220
Oil - 1.63%
54,294	Cobalt International Energy, Inc. *	1,566,382
39,330	Crescent Point Energy Corp. (Canada) *	1,490,904
		3,057,286
Pharmaceuticals - 6.46%
52,121	Johnson & Johnson	4,873,314
65,288	Mylan, Inc. *	2,191,065
144,461	Pfizer, Inc.	4,222,595
26,453	Zoetis, Inc.	788,564
		12,075,538
Precious Metals - .98%
42,500	First Majestic Silver Corp. *	555,050
121,235	Yamana Gold, Inc.	1,272,968
		1,828,018
Property & Casualty Insurance - 6.17%
67,677	Allstate Corp.	6,184,325
105,138	Ace Ltd.	5,359,934
		11,544,259
Retail Stores - .88%
36,956	Lowes Companies, Inc.	1,647,498

Specialty Chemicals - 3.05%
86,251	FMC Corp.	5,706,366

Technology - 4.00%
29,583	Altera Corp.	1,051,972
42,286	EMC Corp.	1,105,779
32,536	Power Integrations, Inc.	1,794,360
123,700	Trimble Navigation Ltd. *	3,530,398
		7,482,509
Telecommunications - 2.51%
21,872	American Tower Corp. Class A	1,548,319
42,406	SBA Communications, Inc. Class A *	3,141,861
		4,690,180
Transportation - 1.43%
36,501	Norfolk Southern Corp.	2,670,413

Utilities - 1.52%
8,252	NextEra Energy, Inc.	714,706
46,346	PG&E Corp.	2,126,818
		2,841,524

Total Common Stock (Cost $118,875,473) - 95.04%		$ 177,775,749

SHORT TERM INVESTMENTS - 4.89%
9,139,989	Invesco Short Term Investment 0.02% (Cost $9,139,989) **	$ 9,139,989

Total Investments (Cost $128,015,462) - 99.92%		$ 186,915,738

Other Assets Less Liabilities - .08%		145,101

Net Assets - 100.00%		$ 187,060,839

ADR - American Depositary Receipt
* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at July 31, 2013.

NOTES TO FINANCIAL STATEMENTS
CROFT VALUE FUND
1. SECURITY TRANSACTIONS

At July 31, 2013, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $128,015,462 amounted to $58,900,277, which consisted of aggregate gross unrealized appreciation of $61,857,572 and aggregate gross unrealized depreciation of $2,957,295.

2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used to value the Value Fund’s assets measured at fair value as of July 31, 2013:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$177,775,749	$0	$0	$177,775,749
Cash Equivalents	9139989	0	0	9139989
Total	$186,915,738	$0	$0	$186,915,738

	Croft Income Fund
	Schedule of Investments
	July 31, 2013 (Unaudited)

Shares/Principal		Fair Value

CORPORATE BONDS (a) - 64.49%

Aircraft & Parts - 1.34%
180,000	Triumph Group, Inc., 8.625%, 7/15/18	$ 195,750

Building Materials & Housing - 2.11%
180,000	Lennar Corp., 4.75%, 12/15/17	183,825
115,000	Plum Creek Timber Co., 5.875%, 11/15/15	125,872
		309,697
Business Equipment - 3.07%
45,000	Hewlett-Packard Co., 6.125%, 3/1/14	46,328
100,000	IBM Corp., 5.70%, 9/14/17	115,843
160,000	Pitney Bowes, Inc., 4.75%, 5/15/18	166,283
105,000	United Technology Corp., 5.375%, 12/15/17	121,097
		449,551
Business Services - 2.20%
150,000	Simon Property Group, 6.75%, 5/15/14	154,749
145,000	United Parcel Services, 5.5%, 1/15/18	167,003
		321,752
Cable TV & Cellular Telephone - .68%
100,000	Comcast Cable Holdings Senior Debentures, 7.875%, 8/1/13	100,000

Capital Goods - 1.05%
150,000	Caterpillar, Inc., 7.00%, 12/15/13	153,568

Chemicals - 1.22%
150,000	Dupont EI De Nemours, 6.00% 7/15/18	178,179

Electric & Gas Utilities - 2.96%
70,000	AES Corp., 7.75%, 3/1/14	72,100
160,000	Duke Energy Corp., 6.30%, 2/1/14	164,363
185,000	Exelon Corp., 4.90%, 6/15/15	197,526
		433,989
Electronic Instruments and Controls - .31%
40,000	Arrow Electronics, Inc. Senior Debentures, 6.875%, 6/1/18	45,690

Energy and Energy Services - 8.48%
120,000	Anadarko Petroleum, 7.625%, 3/15/14	124,969
100,000	Baker Hughes, Inc., 7.50%, 11/15/18	126,033
100,000	BP Capital Markets Plc, 3.125, 10/1/15	104,829
8,000	Conocophillips Corp., 4.75%, 2/1/14	8,165
100,000	Conocophillips Corp., 5.20%, 5/15/18	114,405
150,000	Consol Energy, Inc., 8.00%, 4/1/17	159,937
160,000	Occidental Petroleum Corp., 7.75%, 2/15/17	160,594
100,000	Shell International Finance BV, 4.00%, 3/21/14	102,210
185,000	Sunoco, Inc., 4.875%, 10/15/14	192,115
140,000	Whiting Petroleum Corp., 6.50%, 10/1/18	148,400
		1,241,657
Financial Services - 11.54%
145,000	Allstate Corp., 6.20%, 5/16/14	151,337
130,000	American Express Credit Co., 5.125%, 8/25/14	136,111
160,000	Berkshire Hathaway Financial Corp., 4.625%, 10/15/13	161,360
75,000	Berkshire Hathaway Financial Corp., 1.600%, 5/15/17	75,463
165,000	CB Richard Ellis Service, Inc., 6.625%, 10/15/20	175,931
165,000	Deere Capital Corp., 2.00%, 1/13/17	167,058
200,000	Ford Motor Credit Co., LLC, 2.75%, 5/15/15	203,557
150,000	JP Morgan Chase & Co., 4.65%, 6/1/14	155,021
60,000	JP Morgan Chase & Co., 5.875%, 6/13/16	67,084
120,000	Marsh & McLennan Co., 5.75%, 9/15/15	131,323
137,000	Merrill Lynch & Co., 6.875%, 4/25/18	160,789
100,000	PNC Funding Corp., 3.625%, 2/8/15	104,275
		1,689,309
Food & Drug Producers - 3.86%
150,000	Anheuser-Busch InBev SA/NV, 4.125%, 1/15/15	157,573
100,000	Archer-Daniels Midland Co., 5.45%, 3/15/18	115,116
70,000	Bunge, Ltd., 5.35%, 4/15/14	72,161
100,000	Glaxosmithkline PLC., 4.375%, 4/15/14	102,768
110,000	Pfizer, Inc., 5.35%, 3/15/15	118,200
		565,818
Gas & Gas Transmission - 1.32%
100,000	KN Energy, Inc. Senior Debentures, 7.25%, 3/1/28	93,125
100,000	Panhandle Eastern Pipeline., 6.05%, 8/15/13	100,147
		193,272
Industrial Goods - 3.05%
75,000	Cummins Engine Company, Inc. Debentures, 6.75%, 2/15/27	85,928
206,000	General Electric Co., 5.25%, 12/6/17	234,853
115,000	Johnson Controls, Inc., 7.70%, 3/1/15	126,133
		446,914
Media & Entertainment - 3.58%
186,000	Liberty Media, Corp., 8.25%, 2/1/30	201,112
165,000	News America Holdings, Inc., 7.75%, 2/1/24	195,840
110,000	Washington Post Co., 7.25%, 2/1/19	127,630
		524,582
Metal & Mining - 3.49%
90,000	ArcelorMittal, 3.75%, 8/5/15	92,700
165,000	BHP Finance USA, 5.50%, 4/1/14	170,536
100,000	Nucor Corp., 5.75%, 12/1/17	114,863
125,000	U.S. Steel Corp., 7.00%, 2/1/18	132,500
		510,599
Miscellaneous Consumer Goods & Services - .71%
100,000	Pactiv LLC Debentures, 8.125%, 6/15/17	104,500

Motor Vehicle Parts & Accessories - 2.48%
180,000	Dana Holdings Corp., 6.50%, 2/15/19	192,150
160,000	Lear Corp., 7.875%, 3/15/18	170,400
		362,550
Plastic Materials, Synthetic Resins & Nonvulcan Elastomers - 1.79%
150,000	Albemarle Corp., 5.10%, 2/1/15	158,931
100,000	Potash Corp. of Saskatchewan, Inc., 5.25%, 5/15/14	103,480
		262,411
Retail Stores - 3.60%
70,000	Auto Zone, Inc., 6.95%, 6/15/16	80,610
160,000	Costco Wholesale Corp., 1.125%, 12/15/17	156,206
180,000	Hanesbrands, Inc., 6.375%, 12/15/20	197,325
90,000	Staples, Inc., 9.75%, 1/15/14	93,524
		527,665
Semi-Conductors & Related Devices - .71%
100,000	Texas Instruments, Inc., 2.375, 5/16/16	104,053

Telephones & Communications - 2.14%
150,000	Anixter, Inc., 5.95%, 3/1/15	156,750
150,000	CenturyLink, Inc., 5.00%, 2/15/15	156,375
		313,125
Technology - 2.79%
145,000	Cisco Systems, Inc., 5.50%, 2/22/16	162,166
225,000	Seagate HDD Cayman, 7.75%, 12/15/18	246,937
		409,103

Total Corporate Bonds (Cost $8,893,738) - 64.49%		$ 9,443,734

CONVERTIBLE BONDS (a) - 1.02%
150,000	General Cable Corp., 0.875%, 11/15/13	$ 149,532

Total Convertible Bonds (Cost $132,188) - 1.02%		$ 149,532

U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 6.95%
1,000,000	U.S. Treasury Notes, 2.25%, 5/31/14	$ 1,017,500

Total U.S. Government Agencies & Obligations (Cost $1,042,344) - 6.95%		$ 1,017,500

SHORT TERM INVESTMENTS - 27.08%
3,965,049	Invesco Short Term Investment 0.02% (Cost $3,965,049) **	$ 3,965,049

Total Investments (Cost $14,033,318) - 99.53%		$ 14,575,815

Other Assets less Liablities - .47%		68,440

Net Assets - 100.00%		$ 14,644,255

(a) Categorized as Level 2 of the fair value hierarchy.
** Variable rate security; the coupon rate shown represents the yield at July 31, 2013.

NOTES TO FINANCIAL STATEMENTS
CROFT INCOME FUND
1. SECURITY TRANSACTIONS

At July 31, 2013, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $14,033,318 amounted to $518,470, which consisted of aggregate gross unrealized appreciation of $552,597 and aggregate gross unrealized depreciation of $34,127.

2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used to value the Value Fund’s assets measured at fair value as of July 31, 2013:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	0	9443734	0	9443734
Convertible Bonds	0	149532	0	149532
U.S. Obligations	0	1017500	0	1017500
Cash Equivalents	3965049	0	0	3965049
Total	$3,965,049	$10,610,766	$0	$14,575,815

Item 2. Controls and Procedures.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Croft Funds Corporation

By /s/Kent Croft

* Kent Croft

   CEO

Date:  September 23, 2013

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Kent Croft

* Kent Croft

   CEO

Date:  September 23, 2013

By /s/Phillip Vong

* Phillip Vong

Treasurer

Date:  September 23, 2013